January 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Investors Trust (File No. 33-23512)
ING Partners Inc. (File No. 333-32575)
ING Variable Insurance Trust (File No. 333-83071)
ING Variable Products Trust (File No. 33-73140)
(the “Registrants”)

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and proxy ballot for a Special Meeting of Shareholders (the “Meeting”) of the Registrants. The Meeting is being held for the purpose of approving various matters.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen J. Freeman

Kristen J. Freeman
Counsel
ING U.S. Legal Services

Attachment

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com